RETAINED PROFITS (Details) - Schedule of Retained Profits - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
At 1 January		£ 3,250
Profit for the year		3,807	£ 2,063	£ 860
Post-retirement defined benefit scheme remeasurements		482	(1,028)	(215)
Gains and losses attributable to own credit risk (net of tax)		10,984	17,305	2,835
Movement in treasury shares		(411)	(175)	(816)
Value of employee services:
At 31 December		4,905	3,250
Retained earnings [member]
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
At 1 January		3,250	4,416	5,692
Profit for the year		3,807	2,063	860
Dividends paid	[1]	(2,284)	(2,014)	(1,070)
Distributions on other equity instruments (net of tax)		(313)	(321)	(314)
Post-retirement defined benefit scheme remeasurements		482	(1,028)	(215)
Gains and losses attributable to own credit risk (net of tax)	[2]	(40)
Movement in treasury shares		(411)	(175)	(816)
Value of employee services:
Share option schemes		82	141	107
Other employee award schemes		332	168	172
At 31 December		£ 4,905	£ 3,250	£ 4,416

[1]	Net of a credit in respect of unclaimed dividends written-back in accordance with the Company's Articles of Association.
[2]	During 2017 the Group derecognised, on redemption, financial liabilities on which cumulative fair value movements relating to own credit of 3 million (net of tax) had been recognised directly in retained profits.